Cover	May 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2023
Entity File Number	001-37367
Entity Registrant Name	OpGen, Inc.
Entity Central Index Key	0001293818
Entity Tax Identification Number	06-1614015
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9717 Key West Ave
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	869-9683
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OPGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false